Remuneration of Key Management Personnel (Details) - Schedule of remuneration of key management personnel - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Remuneration of Key Management Personnel (Details) - Schedule of remuneration of key management personnel [Line Items]
Directors’ fee		$ 406	$ 448	$ 268
Bonus		148	1,065	13,798
Salary		379	1,013	600
Share based payments		(1,946)	3,499	2,286
G. Cerrone [Member]
Remuneration of Key Management Personnel (Details) - Schedule of remuneration of key management personnel [Line Items]
Directors’ fee	[1]	296	330	170
Bonus	[1]	148	855	13,588
Salary	[1]
Share based payments	[1]		624	155
Willy Simon [Member]
Remuneration of Key Management Personnel (Details) - Schedule of remuneration of key management personnel [Line Items]
Directors’ fee		55	59	49
Bonus
Salary
Share based payments		83	93	31
Gregor MacRae [Member]
Remuneration of Key Management Personnel (Details) - Schedule of remuneration of key management personnel [Line Items]
Directors’ fee				27
Bonus
Salary
Share based payments
J Brancaccio [Member]
Remuneration of Key Management Personnel (Details) - Schedule of remuneration of key management personnel [Line Items]
Directors’ fee		55	59	22
Bonus
Salary
Share based payments		83	93	31
K. Shailubhai [Member]
Remuneration of Key Management Personnel (Details) - Schedule of remuneration of key management personnel [Line Items]
Directors’ fee
Bonus			210	210
Salary		379	600	600
Share based payments		(145)	492	2,069
T Adams [Member]
Remuneration of Key Management Personnel (Details) - Schedule of remuneration of key management personnel [Line Items]
Directors’ fee
Bonus
Salary			413
Share based payments		$ (1,967)	$ 2,197

[1]	Gabriele Cerrone’s 2021 bonus is the interest charged on his 2020 bonus due to delayed issuance of shares; his 2020 bonus includes a $13.2m realization bonus.